Income Tax - Summary of Changes in Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 3,334	$ 40,859
Additions	25,445	131
Reversals		(37,656)
Balance at the end of the year	$ 28,779	$ 3,334